other comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ (23)	$ 78
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(176)	(151)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(39)	(50)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(137)	(101)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(160)	(23)
Accumulated foreign currency translation balance beginning	66	25
Cumulative foreign currency translation adjustment, before tax	(30)	41
Income tax relating to cumulative foreign currency translation adjustment	0
Cumulative foreign currency translation adjustment, net	(30)	41
Accumulated foreign currency translation balance ending	36	66
Accumulated other comprehensive income balance beginning	133	186
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	(219)	(103)
Income tax relating to accumulated other comprehensive income	(40)	(50)
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	(179)	(53)
Accumulated other comprehensive income balance ending	(46)	133
Item never reclassified to income
Accumulated investment in financial assets balance beginning	90	83
Change in measurement of investment financial assets, Amount arising, before tax	(13)	7
Change in measurement of investment financial assets, Income taxes	(1)
Change in measurement of investment financial assets	(12)	7
Accumulated investment in financial assets balance ending	78	90
Employee defined benefit plans re-measurements, before tax	1	177
Income tax relating to employee defined benefit plan re-measurements	0	45
Employee defined benefit plan remeasurements in other comprehensive income	1	132
Other comp. income, before tax	(218)	74
Aggregated income tax relating to components of other comprehensive income	(40)	(5)
Total	(178)	79
Attributable to:
Accumulated other comprehensive income	(46)	133
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(261)	208
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(53)	12
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(84)	360
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	14	(63)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(20)	81
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(177)	(152)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(39)	(51)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(138)	(101)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(158)	(20)
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(3)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(1)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	(4)	(1)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	1	1
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(3)	(3)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	1	1
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	0	1
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	1
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(2)	(3)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	(44)
Item never reclassified to income
Total	(153)	39
Attributable to:
Accumulated other comprehensive income	(44)
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	(2)
Item never reclassified to income
Total	(25)	$ 40
Attributable to:
Accumulated other comprehensive income	$ (2)